Supplement Dated May 5, 2011
To The Summary Prospectus Dated May 1, 2011

Supplement Dated May 5, 2011
To The Prospectus Dated May 1, 2011

JNL® Series Trust

Please note that the changes apply to your variable annuity product(s).

In the summary prospectus for the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, and JNL Institutional Alt 65 Fund in the section entitled “Principal Investment Strategies,” please delete the tables entitled “Non-Traditional Asset Classes” in its entirety and replace it with the following:

Non-Traditional Asset Classes

Real Estate	Real Return	Fixed Income
Global Real Estate	Inflation-Index Securities Commodities Broad Basket	U.S. High Yield Emerging Markets Debt Bank Loan

International	Alternative
Emerging Markets Equity	Listed Private Equity Long/Short Absolute Return Global Tactical Asset Allocation (“GTAA”)

For the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, and JNL Institutional Alt 65 Fund in the section entitled “Principal Investment Strategies,” please delete the table entitled “Underlying Funds and Non-Traditional Asset Classes” in its entirety and replace it with the following:

Underlying Funds and Non-Traditional Asset Classes

JNL Series Trust

Underlying Fund	Asset Class
JNL/Invesco Global Real Estate Fund	Global Real Estate
JNL/BlackRock Commodity Securities Fund	Commodities Broad Basket
JNL/Goldman Sachs Emerging Markets Debt Fund	Emerging Market Debt
JNL/Goldman Sachs U.S. Equity Flex Fund	Long/Short
JNL/Ivy Asset Strategy Fund	GTAA
JNL/Lazard Emerging Markets Fund	Emerging Markets Equity
JNL/Mellon Capital Management Global Alpha Fund	Absolute Return
JNL/PIMCO Real Return Fund	Inflation-Index Securities
JNL/PPM America Floating Rate Income Fund	Bank Loan
JNL/PPM America High Yield Bond Fund	U.S. High Yield
JNL/Red Rocks Listed Private Equity Fund	Listed Private Equity

For the JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, and JNL/S&P Disciplined Growth Fund, in the section entitled “Principal Investment Strategies,” please delete the tables entitled “JNL Series Trust” and “JNL Variable Fund LLC” in its entirety and replace it with the following:

JNL Series Trust

JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Mellon Capital Management European 30 Fund
JNL/Mellon Capital Management Pacific Rim 30 Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Floating Rate Income Fund
JNL/WMC Money Market Fund
JNL/T. Rowe Price Short-Term Bond Fund

JNL Variable Fund LLC

JNL/Mellon Capital Management Nasdaq® 25 Fund
JNL/Mellon Capital Management Value Line® 30 Fund
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management S&P® 24 Fund
JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management S&P® SMid 60 Fund
JNL/Mellon Capital Management NYSE® International 25 Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector

This Supplement is dated May 5, 2011.